Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 21,383	$ 9,414		$ 30,301
Restricted cash (included in Other assets)		250
Total cash, cash equivalents and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$ 21,633	$ 9,664	$ 12,338	$ 30,301	$ 4,488
Restricted Cash and Cash Equivalents, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Assets, Noncurrent		Other Assets, Noncurrent